Goodwill and intangible assets (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	For annual tests prior to 2018, UBS considered the segments, as they were reported in Note 2a, as separate cash-generating units, as that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management. Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purposes of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units, referred to in this Note as Global Wealth Management Americas1 and Global Wealth Management ex Americas.
Information Whether Recoverable Amount Of Asset Is Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit.
Increase (decrease) in goodwill impairment due to revision of equity attribution methodology	$ 0
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Asset and Liability Management manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying value of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. Following the change of the Group’s reporting currency to USD, UBS has refined its assumptions on long-term growth rates and discount rates. The discount rates now take into account regional differences in risk free rates, at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on region. The change to nominal GDP forecasts for some regions results in higher long-term growth rates and thus higher recoverable amounts for all CGUs. The change did not affect the outcome of the impairment test. Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. At 31 December 2018, the Investment Bank’s recoverable amount exceeded its carrying amount by USD 2.5 billion. A reasonably possible change in the forecast earnings or the discount rate used in the calculation of the Investment Bank’s recoverable amount would cause its carrying amount to exceed the recoverable amount. More specifically, if forecast earnings used in the calculation of the Investment Bank’s recoverable amount were reduced by approximately 12% or the discount rate increased by 1.4 percentage points, then the Investment Bank’s recoverable amount would be equal to its carrying amount. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group’s capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	(12.00%)
Change in discount rates used for goodwill impairment sensitivity analysis	1.40%
Recoverable amount of the impaired assets exceeds the carrying amount of the asset	$ 2,500,000,000
Difference between the recoverable and the carrying amount of the impaired assets equals the carrying amount of the asset with changed key assumptions	$ 0
UBS AG
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	For annual tests prior to 2018, UBS AG considered the segments, as they were reported in Note 2a, as separate cash-generating units, as that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management. Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS AG continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purposes of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units, referred to in this Note as Global Wealth Management Americas1 and Global Wealth Management ex Americas.
Information Whether Recoverable Amount Of Asset Is Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit.
Increase (decrease) in goodwill impairment due to revision of equity attribution methodology	$ 0
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Asset and Liability Management manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying value of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. Following the change of UBS AG's reporting currency to USD, UBS AG has refined its assumptions on long-term growth rates and discount rates. The discount rates now take into account regional differences in risk free rates, at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on region. The change to nominal GDP forecasts for some regions results in higher long-term growth rates and thus higher recoverable amounts for all CGUs. The change did not affect the outcome of the impairment test. Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. At 31 December 2018, the Investment Bank’s recoverable amount exceeded its carrying amount by USD 2.5 billion. A reasonably possible change in the forecast earnings or the discount rate used in the calculation of the Investment Bank’s recoverable amount would cause its carrying amount to exceed the recoverable amount. More specifically, if forecast earnings used in the calculation of the Investment Bank’s recoverable amount were reduced by approximately 12% or the discount rate increased by 1.4 percentage points, then the Investment Bank’s recoverable amount would be equal to its carrying amount. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
UBS AG | Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	(12.00%)
Change in discount rates used for goodwill impairment sensitivity analysis	1.40%
Recoverable amount of the impaired assets exceeds the carrying amount of the asset	$ 2,500,000,000
Difference between the recoverable and the carrying amount of the impaired assets equals the carrying amount of the asset with changed key assumptions	$ 0